EQUITY - Direct offering (Details) - Registered direct offering warrants - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 25, 2024	Dec. 31, 2024
Class of Stock [Line Items]
Net proceeds from issuance		$ 25,000
ADS
Class of Stock [Line Items]
Number of shares issued	651,380
Price per share	$ 38.38
Gross proceeds from issuance	$ 25,000
Net proceeds from issuance	$ 24,811
ADS | April Warrants
Class of Stock [Line Items]
Shares exercised	651,380
Exercise price	$ 44.14
Warrant term	5 years